Term Loans - Summary of Company's required future principal payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Debt Instrument Future Principal Payments [Line Items]
2023	$ 4,444
2021 and 2024	6,667	$ 6,000
2022 and 2025	6,667	6,000
2023 and 2026	2,222	1,000
Required future principal payments	20,000	$ 13,000
Unamortized debt discount	(1,337)
Non-current term loans, net as of September 30, 2021	$ 18,663